UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund:   BlackRock EcoSolutions Investment Trust (BQR)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EcoSolutions Investment Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end:  10/31/2013

Date of reporting period:  01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components – 0.8%
Johnson Controls, Inc. (a)	29,700	$923,373

Building Products – 0.2%
Kingspan Group Plc	23,600	272,125

Chemicals – 21.4%
Agrium, Inc. (a)	29,100	3,302,559
CF Industries Holdings, Inc. (a)	9,650	2,211,492
Incitec Pivot Ltd.	265,600	895,651
Israel Chemicals Ltd.	90,000	1,195,350
Johnson Matthey Plc	59,204	2,126,769
K+S AG	19,400	874,532
Monsanto Co. (a)	37,900	3,841,165
The Mosaic Co.	35,300	2,162,125
Novozymes A/S, B Shares	42,000	1,376,403
Nufarm Ltd.	60,460	351,570
Potash Corp. of Saskatchewan, Inc. (a)	51,100	2,171,750
Sinofert Holdings Ltd.	2,201,500	547,968
Syngenta AG	8,000	3,440,303
Umicore SA	19,800	1,030,170
Wacker Chemie AG	6,500	462,389

		25,990,196

Commercial Services & Supplies – 2.5%
Tetra Tech, Inc. (b)	86,000	2,464,760
Tianjin Capital Environmental Protection Group Co. Ltd., Series H	2,007,000	621,377

		3,086,137

Construction & Engineering – 2.6%
Aegion Corp. (a)(b)	12,400	291,648
Layne Christensen Co. (a)(b)	11,100	251,637
Quanta Services, Inc. (a)(b)	46,300	1,341,311
The Shaw Group, Inc. (b)	26,100	1,235,052

		3,119,648

Electric Utilities – 3.7%
Acciona SA	3,800	305,723
Iberdrola SA	237,005	1,275,290
ITC Holdings Corp.	5,400	437,400
NextEra Energy, Inc.	25,400	1,830,070
SSE Plc	32,000	720,253

		4,568,736

Electrical Equipment – 2.8%
ABB Ltd.	19,800	424,447
American Superconductor Corp. (b)	33,500	88,775
Gamesa Corp. Tecnologica SA	40,100	94,810
General Cable Corp. (a)(b)	8,500	285,770
Nordex SE (b)	6,500	34,859
Roper Industries, Inc. (a)	11,100	1,303,695
Schneider Electric SA	13,400	1,019,435
Vestas Wind Systems A/S (b)	28,000	169,768

		3,421,559

Common Stocks	Shares	Value

Electronic Equipment, Instruments & Components – 1.9%
Itron, Inc. (a)(b)	20,000	$927,800
Trimble Navigation Ltd. (a)(b)	21,610	1,350,625

		2,278,425

Food Products – 10.7%
Agria Corp. - ADR (b)	100,000	77,000
Archer-Daniels-Midland Co.	43,200	1,232,496
BrasilAgro - Companhia Brasileira de Propriedades AG (b)	525,200	2,655,869
Bunge Ltd. (a)	28,000	2,230,480
Illovo Sugar Ltd.	234,900	798,323
IOI Corp. Bhd	533,333	853,188
Sao Martinho SA	200,000	2,862,380
SLC Agricola SA	150,000	1,625,530
SunOpta, Inc. (b)	52,900	378,764
Wilmar International Ltd.	82,000	252,882

		12,966,912

Independent Power Producers & Energy Traders – 0.7%
China Longyuan Power Group Corp., Series H	254,000	212,864
Enel Green Power SpA	133,300	274,858
Ormat Technologies, Inc. (a)	19,000	403,940

		891,662

Industrial Conglomerates – 0.4%
Orkla ASA	57,700	508,945

Machinery – 10.9%
AGCO Corp. (b)	37,900	2,008,700
CNH Global NV (a)	29,700	1,417,878
Deere & Co. (a)	24,100	2,266,846
IDEX Corp. (a)	10,700	533,823
Kurita Water Industries Ltd.	62,900	1,236,321
Pall Corp. (a)	10,500	717,150
Pentair Ltd.	38,200	1,935,976
Watts Water Technologies, Inc., Class A	26,600	1,226,260
Xylem, Inc.	67,000	1,871,310

		13,214,264

Multi-Utilities – 2.0%
Hera SpA	361,600	664,704
Suez Environnement Co.	9,925	131,246
Veolia Environnement SA	126,000	1,613,223

		2,409,173

Oil, Gas & Consumable Fuels – 3.4%
Cheniere Energy, Inc. (a)(b)	7,700	163,471
Cosan Ltd.	78,000	1,534,260
Rentech, Inc.	333,200	1,022,924
Sasol Ltd.	25,000	1,079,619
Sasol Ltd. - ADR (a)	8,200	354,486

		4,154,760

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	HKD	Hong Kong Dollar
	AUD	Australian Dollar	ILS	Israeli Shekel
	BRL	Brazil Real	JPY	Japanese Yen
	CHF	Swiss Franc	NOK	Norwegian Krone
	CLP	Chilean Peso	SGD	Singapore Dollar
	DKK	Danish Krone	USD	US Dollar
	EUR	Euro	ZAR	South African Rand
	GBP	British Pound

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper & Forest Products – 0.3%
Fibria Celulose SA - ADR (b)	20,400	$251,736
Precious Woods Holding AG (b)	20,000	94,061

		345,797

Real Estate Investment Trusts (REITs) – 3.1%
Plum Creek Timber Co., Inc.	49,400	2,380,092
Rayonier, Inc. (a)	25,275	1,360,806

		3,740,898

Real Estate Management & Development – 0.2%
Cresud SACIF y A - ADR	26,000	248,300

Road & Rail – 0.5%
All America Latina Logistica SA	133,000	579,059

Semiconductors & Semiconductor Equipment – 0.3%
First Solar, Inc. (a)(b)	4,100	115,538
MEMC Electronic Materials, Inc. (b)	19,400	80,704
Renewable Energy Corp. ASA (b)	22,700	4,406
Suntech Power Holdings Co. Ltd. - ADR (b)	14,600	24,382
Trina Solar Ltd. - ADR (a)(b)	9,200	47,564
Yingli Green Energy Holding Co. Ltd. - ADR (b)	38,200	110,398

		382,992

Water Utilities – 25.4%
American States Water Co.	42,100	2,128,155
American Water Works Co., Inc.	54,700	2,093,916
Aqua America, Inc.	106,800	2,908,164
Artesian Resources Corp., Class A	37,200	842,580
California Water Service Group	96,400	1,879,800
China Water Affairs Group Ltd.	4,556,000	1,410,487
Cia de Saneamento Basico do Estado de Sao Paulo	35,000	1,576,569
Cia de Saneamento de Minas Gerais - COPASA	43,100	1,048,849
Guangdong Investments Ltd.	1,316,000	1,092,479
Hyflux Ltd.	769,000	835,990
Inversiones Aguas Metropolitanas SA	1,500,000	3,101,209
Manila Water Co., Inc.	5,610,000	4,949,890
Pennon Group Plc	215,200	2,307,819
Severn Trent Plc	113,500	2,919,382
United Utilities Group Plc	158,381	1,837,911

		30,933,200

Total Long-Term Investments
(Cost – $107,051,329) – 93.8%		114,036,161

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	7,807,797	$7,807,797

Total Short-Term Securities
(Cost – $7,807,797) – 6.4%		7,807,797

Total Investments Before Options Written
(Cost – $114,859,126*) – 100.2%		121,843,958

Options Written

(Premiums Received – $1,199,417) – (1.5)%		(1,874,714)

Total Investments Net of Options Written – 98.7%		119,969,244
Other Assets Less Liabilities – 1.3%		1,621,478

Net Assets – 100.0%		$121,590,722

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$141,851,224

Gross unrealized appreciation	$20,174,616
Gross unrealized depreciation	(40,181,882)

Net unrealized depreciation	$(20,007,266)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at January 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	7,218,848	588,949	7,807,797	$2,655	$77
BlackRock Liquidity Series, LLC Money Market Series	$1,554,150	$(1,554,150)	–	$878	–

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	78,031	DKK	431,453	Deutsche Bank Securities Corp.	2/01/13	$(491)
USD	224,905	NOK	1,235,901	Deutsche Bank Securities Corp.	2/01/13	(1,330)
DKK	219,930	USD	39,927	BNP Paribas SA	2/04/13	101
DKK	176,486	USD	32,056	BNP Paribas SA	2/04/13	64
NOK	663,000	USD	121,015	Citigroup Global Markets, Inc.	2/04/13	331
NOK	548,000	USD	99,840	Deutsche Bank Securities Corp.	2/04/13	458

Total						$(867)

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Rayonier, Inc.	Call	USD	48.45	2/04/13	115	$(61,985)
Pall Corp.	Call	USD	62	2/08/13	47	(29,610)
Sasol Ltd. - ADR	Call	USD	42.50	2/08/13	82	(8,951)
Potash Corp. of Saskatchewan, Inc.	Call	USD	43.25	2/16/13	230	(7,751)
CNH Global NV	Call	USD	40	2/18/13	133	(98,420)
General Cable Corp.	Call	USD	31	2/18/13	38	(10,165)
Quanta Services, Inc.	Call	USD	28	2/18/13	210	(25,200)
Itron, Inc.	Call	USD	46	2/21/13	90	(16,269)
Roper Industries, Inc.	Call	USD	118	3/04/13	50	(8,272)
IDEX Corp.	Call	USD	49	3/07/13	48	(6,163)
Layne Christensen Co.	Call	USD	23.50	3/08/13	50	(1,287)
Aegion Corp.	Call	USD	23.50	3/13/13	55	(4,419)
Agrium, Inc.	Call	USD	110	3/18/13	130	(75,400)
Bunge Ltd.	Call	USD	80	3/18/13	126	(18,585)
CF Industries Holdings, Inc.	Call	USD	225	3/18/13	45	(48,825)
Cheniere Energy, Inc.	Call	USD	21	3/18/13	16	(2,120)
Cheniere Energy, Inc.	Call	USD	22	3/18/13	18	(1,584)
Deere & Co.	Call	USD	92.50	3/18/13	108	(37,800)
Johnson Controls, Inc.	Call	USD	31	3/18/13	132	(10,230)
Ormat Technologies, Inc.	Call	USD	20	3/18/13	85	(13,812)
Trimble Navigation Ltd.	Call	USD	65	3/18/13	97	(13,338)
Trina Solar Ltd. - ADR	Call	USD	6	3/18/13	41	(1,046)
First Solar, Inc.	Call	USD	31	4/22/13	18	(3,204)
Monsanto Co.	Call	USD	105	4/22/13	170	(34,340)

Total						$(538,776)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Fibria Celulose SA - ADR	Morgan Stanley & Co., Inc.	Call	USD	11.65	2/04/13	4,700	$(3,283)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	68.26	2/04/13	11,500	(43,585)
Rentech, Inc.	Goldman Sachs & Co.	Call	USD	2.74	2/04/13	150,000	(49,502)
Aqua America, Inc.	Citigroup Global Markets, Inc.	Call	USD	24.97	2/05/13	20,500	(46,393)
BrasilAgro - Companhia Brasileira de Propriedades AG	UBS Securities LLC	Call	BRL	9.64	2/07/13	39,000	(8,811)
SLC Agricola SA	Credit Suisse First Boston	Call	BRL	20.29	2/07/13	16,900	(11,233)
Archer-Daniels-Midland Co.	Goldman Sachs & Co.	Call	USD	28.15	2/08/13	19,500	(11,470)
California Water Service Group	Morgan Stanley & Co., Inc.	Call	USD	18	2/08/13	22,500	(33,750)
Tetra Tech, Inc.	Citigroup Global Markets, Inc.	Call	USD	27.27	2/08/13	38,700	(55,154)
Veolia Environnement SA	Citigroup Global Markets, Inc.	Call	EUR	8.78	2/12/13	56,700	(50,254)
BrasilAgro - Companhia Brasileira de Propriedades AG	UBS Securities LLC	Call	BRL	9.84	2/13/13	39,400	(6,374)
Hyflux Ltd.	Banc of America Securities	Call	SGD	1.35	2/13/13	346,000	(5,096)
Incitec Pivot Ltd.	UBS Securities LLC	Call	AUD	3.32	2/13/13	119,600	(3,520)
Kurita Water Industries Ltd.	Citigroup Global Markets, Inc.	Call	JPY	1,834.17	2/13/13	28,300	(4,403)
Nufarm Ltd.	JPMorgan Chase Securities	Call	AUD	6.41	2/13/13	27,300	(66)
SLC Agricola SA	Credit Suisse First Boston	Call	BRL	19.67	2/13/13	33,700	(32,786)
Wilmar International Ltd.	Citigroup Global Markets, Inc.	Call	SGD	3.62	2/13/13	37,000	(6,096)
The Mosaic Co.	JPMorgan Chase Securities	Call	USD	58.87	2/22/13	16,000	(41,114)
American States Water Co.	Deutsche Bank Securities Corp.	Call	USD	47.49	2/25/13	18,900	(57,890)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	26.22	2/25/13	6,000	(9,442)
ITC Holdings Corp.	Goldman Sachs & Co.	Call	USD	79	2/25/13	2,500	(6,916)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.82	3/01/13	5,800	(1,972)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	26.48	3/04/13	6,000	(8,418)
China Longyuan Power Group Corp., Series H	Banc of America Securities	Call	HKD	6.50	3/04/13	115,000	(4,046)
China Water Affairs Group Ltd.	Citigroup Global Markets, Inc.	Call	HKD	2.42	3/04/13	1,000,000	(9,551)
Guangdong Investments Ltd.	JPMorgan Chase Securities	Call	HKD	6.25	3/04/13	592,000	(19,306)
Sinofert Holdings Ltd.	Citigroup Global Markets, Inc.	Call	HKD	2.14	3/04/13	990,000	(3,527)
Tianjin Capital Environmental Protection Group Co. Ltd., Series H	Banc of America Securities	Call	HKD	2.15	3/04/13	904,000	(30,280)
All America Latina Logistica SA	Deutsche Bank Securities Corp.	Call	BRL	8.90	3/05/13	59,900	(6,718)
BrasilAgro - Companhia Brasileira de Propriedades AG	Deutsche Bank Securities Corp.	Call	BRL	9.90	3/05/13	39,400	(7,642)
Cia de Saneamento Basico do
Estado de Sao Paulo	Credit Suisse First Boston	Call	BRL	85.85	3/05/13	15,800	(43,074)
Cia de Saneamento de Minas
Gerais - COPASA	Credit Suisse First Boston	Call	BRL	44.14	3/05/13	19,400	(45,046)
Inversiones Aguas
Metropolitanas SA	Deutsche Bank Securities Corp.	Call	CLP	939.30	3/05/13	225,000	(20,289)
Sao Martinho SA	Credit Suisse First Boston	Call	BRL	28.08	3/05/13	24,200	(14,638)
Acciona SA	Banc of America Securities	Call	EUR	61.42	3/06/13	1,700	(2,436)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.49	3/06/13	6,400	(3,243)
Gamesa Corp. Tecnologica SA	Banc of America Securities	Call	EUR	1.96	3/06/13	18,000	(89)
Iberdrola SA	Citigroup Global Markets, Inc.	Call	EUR	4.14	3/06/13	106,700	(2,449)
Illovo Sugar Ltd.	Goldman Sachs & Co.	Call	ZAR	29.39	3/06/13	52,900	(6,776)
Johnson Matthey Plc	Morgan Stanley & Co., Inc.	Call	GBP	22.87	3/06/13	26,700	(23,296)
Kingspan Group Plc	Banc of America Securities	Call	EUR	8.85	3/06/13	5,300	(1,235)
Pennon Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	6.61	3/06/13	96,900	(39,490)
Pentair Ltd.	Citigroup Global Markets, Inc.	Call	USD	52.14	3/06/13	7,000	(4,542)
Pentair Ltd.	Morgan Stanley & Co., Inc.	Call	USD	52.92	3/06/13	10,100	(4,469)

4	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Schneider Electric SA	Banc of America Securities	Call	EUR	55.10	3/06/13	6,000	$(16,640)
Severn Trent Plc	Citigroup Global Markets, Inc.	Call	GBP	16.02	3/06/13	51,000	(34,874)
SSE Plc	Morgan Stanley & Co., Inc.	Call	GBP	14.65	3/06/13	14,400	(991)
Suez Environnement Co.	Goldman Sachs & Co.	Call	EUR	8.91	3/06/13	4,500	(5,075)
Umicore SA	Deutsche Bank Securities Corp.	Call	EUR	40.55	3/06/13	8,900	(2,772)
United Utilities Group Plc	Deutsche Bank Securities Corp.	Call	GBP	7.19	3/06/13	71,300	(28,185)
Aqua America, Inc.	Citigroup Global Markets, Inc.	Call	USD	27.23	3/08/13	7,500	(7,977)
Cosan Ltd.	UBS Securities LLC	Call	USD	18.05	3/08/13	35,000	(59,362)
Fibria Celulose SA - ADR	Citigroup Global Markets, Inc.	Call	USD	12.52	3/08/13	4,500	(1,927)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.49	3/11/13	6,400	(3,497)
SunOpta, Inc.	Goldman Sachs & Co.	Call	USD	6.72	3/11/13	24,000	(11,970)
ABB Ltd.	Goldman Sachs & Co.	Call	CHF	19.84	3/12/13	9,000	(2,683)
Enel Green Power SpA	Deutsche Bank Securities Corp.	Call	EUR	1.51	3/12/13	60,000	(5,150)
Hera SpA	Citigroup Global Markets, Inc.	Call	EUR	1.36	3/12/13	162,800	(6,413)
Israel Chemicals Ltd.	Banc of America Securities	Call	ILS	47.82	3/12/13	40,500	(23,009)
Kingspan Group Plc	Banc of America Securities	Call	EUR	8.85	3/12/13	5,300	(1,416)
Nordex SE	Banc of America Securities	Call	EUR	3.89	3/12/13	2,900	(1,110)
Novozymes A/S, B Shares	Deutsche Bank Securities Corp.	Call	DKK	161.15	3/12/13	18,900	(65,125)
Orkla ASA	Morgan Stanley & Co., Inc.	Call	NOK	49.17	3/12/13	26,000	(3,432)
Syngenta AG	Morgan Stanley & Co., Inc.	Call	CHF	384.91	3/12/13	3,600	(52,103)
Vestas Wind Systems A/S	Citigroup Global Markets, Inc.	Call	DKK	38.76	3/12/13	12,600	(3,081)
Wacker Chemie AG	Morgan Stanley & Co., Inc.	Call	EUR	54.59	3/12/13	2,900	(5,191)
BrasilAgro - Companhia Brasileira de Propriedades AG	UBS Securities LLC	Call	BRL	10.40	3/13/13	39,000	(3,780)
Plum Creek Timber Co., Inc.	Citigroup Global Markets, Inc.	Call	USD	47.70	3/13/13	22,200	(21,765)
Sao Martinho SA	UBS Securities LLC	Call	BRL	30.15	3/13/13	41,600	(10,256)
Xylem, Inc.	Citigroup Global Markets, Inc.	Call	USD	27.91	3/13/13	30,100	(24,519)
AGCO Corp.	Deutsche Bank Securities Corp.	Call	USD	52.48	3/20/13	17,000	(36,757)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	26.60	3/20/13	8,000	(12,335)
California Water Service Group	Morgan Stanley & Co., Inc.	Call	USD	19.31	3/20/13	20,800	(10,749)
Illovo Sugar Ltd.	Morgan Stanley & Co., Inc.	Call	ZAR	29.15	3/20/13	52,900	(8,593)
BrasilAgro - Companhia Brasileira de Propriedades AG	Deutsche Bank Securities Corp.	Call	BRL	10.27	3/21/13	39,400	(4,405)
Inversiones Aguas Metropolitanas SA	UBS Securities LLC	Call	CLP	994.84	3/21/13	225,000	(7,612)
American Superconductor Corp.	JPMorgan Chase Securities	Call	USD	2.90	3/25/13	15,000	(1,369)
American Water Works Co., Inc.	Deutsche Bank Securities Corp.	Call	USD	38.18	3/27/13	5,900	(4,704)
Watts Water Technologies, Inc., Class A	Goldman Sachs & Co.	Call	USD	45.80	4/02/13	12,000	(18,945)
K+S AG	Deutsche Bank Securities Corp.	Call	EUR	34.45	4/03/13	8,800	(6,811)
Inversiones Aguas Metropolitanas SA	Citigroup Global Markets, Inc.	Call	CLP	984.14	4/04/13	225,000	(9,000)
Sao Martinho SA	JPMorgan Chase Securities	Call	BRL	29.07	4/04/13	24,200	(16,863)
SLC Agricola SA	JPMorgan Chase Securities	Call	BRL	22.01	4/21/13	16,900	(5,822)

Total							$(1,335,938)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$923,373	–	–	$923,373
Building Products	–	$272,125	–	272,125
Chemicals	15,815,860	10,174,336	–	25,990,196
Commercial Services & Supplies	2,464,760	621,377	–	3,086,137
Construction & Engineering	3,119,648	–	–	3,119,648
Electric Utilities	2,267,470	2,301,266	–	4,568,736
Electrical Equipment	1,678,240	1,743,319	–	3,421,559
Electronic Equipment, Instruments & Components	2,278,425	–	–	2,278,425
Food Products	11,860,842	1,106,070	–	12,966,912
Independent Power Producers & Energy Traders	403,940	487,722	–	891,662
Industrial Conglomerates	–	508,945	–	508,945
Machinery	11,977,943	1,236,321	–	13,214,264
Multi-Utilities	–	2,409,173	–	2,409,173
Oil, Gas & Consumable Fuels	3,075,141	1,079,619	–	4,154,760
Paper & Forest Products	345,797	–	–	345,797
Real Estate Investment Trusts (REITs)	3,740,898	–	–	3,740,898
Real Estate Management & Development	248,300	–	–	248,300
Road & Rail	579,059	–	–	579,059
Semiconductors & Semiconductor Equipment	378,586	4,406	–	382,992
Water Utilities	15,579,242	15,353,958	–	30,933,200
Short-Term Securities	7,807,797	–	–	7,807,797

Total	$84,545,321	$37,298,637	–	$121,843,958

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$954	–	–	$954
Liabilities:
Equity contracts	(394,068)	$(1,480,646)	–	(1,874,714)
Foreign currency exchange contracts	(1,821)	–	–	(1,821)
Total	$(394,935)	$(1,480,646)	–	$(1,875,581)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

6	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,403,494	–	–	$1,403,494
Foreign currency at value	8,796	–	–	8,796
Cash pledged as collateral for options written	100,000	–	–	100,000

Total	$1,512,290	–	–	$1,512,290

There were no transfers between levels during the period ended January 31, 2013.

JANUARY 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: March 26, 2013